Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Accrued expenses		$ 33,680	$ 31,840
Compensation		23,194	22,545
Contingent liabilities		19,966	21,268
Tax credits and loss carryforwards		33,019	24,415
Interest rate and fuel hedges			13,536
Finance costs		13,856	24,264
Gross deferred income tax assets		123,715	137,868
Less: Valuation allowance
Total deferred income tax assets		123,715	137,868
Deferred income tax liabilities:
Goodwill and other intangibles		(434,500)	(397,855)
Property and equipment		(579,615)	(484,519)
Landfill closure/post-closure		(22,745)	(18,597)
Prepaid expenses		(15,088)	(11,534)
Interest rate swaps		(8,429)	0
Investment in subsidiaries		(69,257)	(69,286)
Other		(7,823)	(6,998)
Total deferred income tax liabilities		(1,137,457)	(988,789)
Net deferred income tax liability	$ (1,041,152)	$ (1,013,742)	$ (850,921)